FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Apr. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements on a Nonrecurring Basis
Non-financial assets measured at fair value on a nonrecurring basis at April 30, 2013 consisted of real estate investments that were written-down to estimated fair value during fiscal year 2013. Non-financial assets measured at fair value on a nonrecurring basis at April 30, 2012 consisted of real estate held for sale that was written-down to estimated fair value during fiscal year 2012. See Note 2 for additional information on impairment losses recognized during fiscal years 2013 and 2012. The aggregate fair value of these assets by their levels in the fair value hierarchy are as follows:
2013 Annual Report

NOTE 16 • continued

	(in thousands)
	April 30, 2013
	Total	Level 1	Level 2	Level 3
Real estate investments	$335	$0	$0	$335

	(in thousands)
	April 30, 2012
	Total	Level 1	Level 2	Level 3
Real estate held for sale	$2,067	$0	$0	$2,067

Financial Assets and Liabilities Not Measured at Fair Value

Estimated Fair Values of Financial Instruments
The estimated fair values of the Company's financial instruments as of April 30, 2013 and 2012 are as follows:
	(in thousands)
	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
FINANCIAL ASSETS
Cash and cash equivalents	94,133	94,133	39,989	39,989
Other investments	639	639	634	634
FINANCIAL LIABILITIES
Other debt	18,076	18,156	13,875	13,973
Lines of credit	10,000	10,000	39,000	39,000
Mortgages payable	1,049,206	1,160,190	1,048,689	1,087,082